Income Taxes (Provision for Income Taxes) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
(Benefit) Provision For Income Taxes [Abstract]
Current tax expense (benefit)		$ 6,103	$ 1,655	$ 4,759
Deferred Income Tax Expense (Benefit)		383	(882)	(3,540)
Total		6,485	773	1,219
GE
(Benefit) Provision For Income Taxes [Abstract]
Current tax expense (benefit)		3,307	2,110	4,238
Deferred Income Tax Expense (Benefit)	[1]	(1,800)	(476)	(2,571)
Total		1,506	1,634	1,667	$ 2,013	$ 4,839
GE Capital
(Benefit) Provision For Income Taxes [Abstract]
Current tax expense (benefit)		2,796	(455)	521
Deferred Income Tax Expense (Benefit)		2,183	(406)	(969)
Total		$ 4,979	$ (861)	$ (448)

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.